Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Components Of Income Tax Expense (Benefit)

The components of income tax expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current tax expense:
Federal	$62,331	54,258	48,622
State	4,491	3,630	2,422

	66,822	57,888	51,044

Deferred tax (benefit) expense:
Federal	(11,331)	(11,550)	(15,757)
State	592	(57)	1,316

	(10,739)	(11,607)	(14,441)

Total income tax expense	$56,083	46,281	36,603

Summary Of Reconciliation Between The Actual Income Tax Expense (Benefit) And The 'Expected' Amount Computed Using The Applicable Statutory Federal Income Tax Rate

The following table presents reconciliation between the actual income tax expense and the “expected” amount computed using the applicable statutory federal income tax rate of 35%:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
“Expected” federal income tax expense	$50,698	43,808	34,517
State tax, net	3,304	2,322	2,430
Bank owned life insurance	(972)	(1,098)	(874)
Gain on acquisition	—	—	(646)
Expiration of loss carryforward	2	36	1,484
Change in valuation allowance for federal deferred tax assets	(2)	(36)	(1,455)
ESOP fair market value adjustment	295	189	129
Non-deductible compensation	454	566	760
Non-deductible acquisition related expenses	866	—	—
Expiration of stock options	1,267	—	—
Other	171	494	258

Total income tax expense	$56,083	46,281	36,603

Summary Of Deferred Tax Asset And Liability In Temporary Differences And Loss Carryforwards

The temporary differences and loss carryforwards which comprise the deferred tax asset and liability are as follows:

	December 31,
	2012	2011
	(In thousands)
Deferred tax asset:
Employee benefits	$21,165	18,900
Deferred compensation	1,403	1,070
Premises and equipment	907	128
Allowance for loan losses	53,308	43,062
Net unrealized loss on securities	1,888	5,456
Net other than temporary impairment loss on securities	46,384	47,821
Capital losses on securities	762	771
ESOP	1,840	1,613
Allowance for delinquent interest	11,677	11,441
Federal NOL carryforwards	—	—
Fair value adjustments related to acquisition	8,209	1,415
Other	3,910	3,526

Gross deferred tax asset	151,453	135,203
Valuation allowance	(762)	(771)

	150,691	134,432

Deferred tax liability:
Intangible assets	550	759
Discount accretion	135	147

Gross deferred tax liability	685	906

Net deferred tax asset	$150,006	133,526